Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Cash provided by Operating activities
Earnings (Loss) for the year	$ (12,000)	$ 7,222
Items not involving cash:
Depreciation and depletion	5,032	5,628
Gain on sale of San Pedrito	7,726	(7,128)
Income tax (recovery) (note 18)	(5,945)	(2,861)
Interest on long-term debt (note 10)	83	536
Rehabilitation and closure cost accretion (note 11)	64	80
Unwinding of discount on long-term debt (note 10)		48
Share-based compensation (note 12)	(64)	267
Impairment of Mining Interest, Plant and Equipment (note 8)	6,713
Loss on disposal of Exploration and Evaluation Asset (note 9)	1,013
Write-down for obsolete equipment (note 8)		37
Cash generated by (used in) operating activities before working capital changes	(5,104)	3,829
Change in non-cash working capital items
Amounts receivable	(475)	(559)
Inventory	(1,181)	(1,591)
Prepaid expenses and advances	(78)	(214)
Trade and other payables	826	595
Cash inflow (outflow) for operating activities	(6,012)	2,060
Financing activities
Issuance of shares (note 12)	125
Advance of loan payable (note 10)	1,283
Repayment of loan payable (note 10)	(1,213)	(4,500)
Interest paid (note 10)	(311)	(538)
Financing fees (note 10)		(45)
Cash outflow for financing activities	(116)	(5,083)
Investing activities
Cash acquired on sale of San Pedrito (note 8)	832	10,171
Interest received	86	57
Investment in exploration and evaluation assets (note 9)	(481)	(2,068)
Purchase of mining interest, plant and equipment (note 8)	(2,190)	(2,709)
Sale of Exploration and Evaluation property (note 9)	128
Sale of short-term investments (note 5)	4,022	1,769
Cash inflow for investing activities	2,397	7,220
Total increase (decrease) in cash	(3,731)	4,197
Effect of foreign exchange rate changes on cash	494	(2,887)
Cash, beginning of year	5,558	4,248
Cash, end of year	$ 2,321	$ 5,558